EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.08 - Schedule 2

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xxx	xxx	2177288		xxx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Provide a copy of the Grant Deed/Warranty Deed/Quitclaim Deed, or an updated Title Report reflecting the correct vesting information for the subject LLC, xxx, in place of xxx. 6/15/2026: Resolved. Received quit claim			Single Family	xxx	xxx	xxx	Investor	Cash Out	758					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	06/09/2026
xxx	xxx	2177289		xxx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Required Documentation Missing - EV R COMMENT: Provide a copy of Error and Omission. 06/15/2026: Resolved. Received E & O			Single Family	xxx	xxx	xxx	Investor	Cash Out	758					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	06/09/2026
xxx	xxx	2177290		xxx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: Provide a copy of the Grant Deed/Warranty Deed/Quitclaim Deed, or an updated Title Report reflecting the correct vesting information for the subject LLC, xxx, in place of xxx. 6/15/2026: Resolved. Received quit claim			Single Family	xxx	xxx	xxx	Investor	Cash Out	758					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	06/09/2026
xxx	xxx	2177291		xxx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Quit claim deed missing in file from "xxx" to "xxx". 6/15/2026: Resolved. Received quit claim			Single Family	xxx	xxx	xxx	Investor	Cash Out	758					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	06/09/2026
xxx	xxx	2177292		xxx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Provide a copy of the Grant Deed/Warranty Deed/Quitclaim Deed, or an updated Title Report reflecting the correct vesting information for the subject LLC, xxx, in place of xxx. 6/15/2026: Resolved. Received quit claim *** (CURED) Required Documentation Missing - EV R COMMENT: Provide a copy of the updated title report or supplemental report for the subject property address, as it is missing. 06/15/2026: Resolved. Received title.			Single Family	xxx	xxx	xxx	Investor	Cash Out	758					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	06/09/2026
xxx	xxx	2177293		xxx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Required Documentation Missing - EV R COMMENT: Provide a copy of the Grant Deed/Warranty Deed/Quitclaim Deed, or an updated Title Report reflecting the correct vesting information for the subject LLC, xxx, in place of xxx. 6/15/2026: Resolved. Received quit claim			Single Family	xxx	xxx	xxx	Investor	Cash Out	758					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	06/09/2026
xxx	xxx	2177294		xxx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Provide evidence satisfactory to the Lender that title is vested in xxx. The current title report reflects vesting in xxx, a xxx Limited Liability Company. Provide a recorded Quit Claim Deed conveying the subject property from xxx to xxx. 6/15/2026: Resolved. Received quit claim			Single Family	xxx	xxx	xxx	Investor	Cash Out	758					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	06/09/2026